Label	Element	Value
VictoryShares US Discovery Enhanced Volatility Wtd ETF (formerly Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001547580_SupplementTextBlock	VictoryShares VictoryShares US Discovery Enhanced Volatility Wtd ETF (the “Funds” and each a “Fund”) Supplement dated July 14, 2017 to the Prospectus dated November 1, 2016 (“Prospectus”)
Risk/Return [Heading]	rr_RiskReturnHeading	VictoryShares US Discovery Enhanced Volatility Wtd ETF (formerly Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF)
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The inception date of the VictoryShares US Discovery Enhanced Volatility Wtd ETF stated in the footnote to the “Average Annual Total Returns” table on page 74 of the Prospectus is hereby corrected to August 1, 2014.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-376-7890
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	If you wish to obtain more information, please call the VictoryShares at 866-376-7890. PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.